Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total		Preferred shares	Ordinary Shares		Additional paid in capital	Retained earnings (accumulated deficit)
Balance at Dec. 31, 2013	$ (1,397)			$ 3		$ 32	$ (1,432)
Balance, shares at Dec. 31, 2013				25,276,142
Net and comprehensive income	(11)						3,122
Balance at Dec. 31, 2014	1,725			$ 3		32	1,690
Balance, shares at Dec. 31, 2014				25,276,142
Recapitalization of Cambridge accumulated deficit and issuance of ordinary shares as part of the Reverse Merger	18,528					18,528
Dividends	(17,251)						(17,251)
Net and comprehensive income	(511)						14,753
Balance at Dec. 31, 2015	17,755			$ 3		18,560	(808)
Balance, shares at Dec. 31, 2015				25,276,142
Issuance of shares as part of the Reverse Merger		[1]			[1]
Issuance of shares as part of the Reverse Merger, shares				480,000
Net and comprehensive income	(8,053)						(8,053)
Balance at Dec. 31, 2016	$ 9,702			$ 3		$ 18,560	$ (8,861)
Balance, shares at Dec. 31, 2016				25,756,142

[1]	Less than $0.5 thousand